Accrued Expenses and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Compensation and benefits	$8,258	$8,747
Research and development costs	23,231	11,311
UCLB milestone and option	—	10
Professional fees	2,299	3,449
U.S. corporate income and local taxes	26	—
Other liabilities	855	150
Total accrued expenses and other liabilities	$34,669	$23,667